Investments	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Investments

4.    INVESTMENTS

Short-term Investments

As of December 31, 2014, all of the held-to-maturity investments were time deposits in commercial banks with a maturity of less than one year. The available-for-sale investments are debt securities with a maturity of less than one year purchased from commercial banks and other financial institutions as well as equity securities in listed entities.

During the years ended December 31, 2012, 2013 and 2014, the Company recorded interest income from its short-term investments of RMB726.40 million, RMB1.07 billion and RMB1.81 billion (US$291.59 million) in the consolidated statements of comprehensive income, respectively.

Long-term Investments

The Company’s long-term investments consist of cost method investments, equity method investments, held-to-maturity investments with original and remaining maturities of greater than 12 months and available-for-sale investments.

Cost method investments

The carrying amount of cost method investments was RMB415.20 million and RMB1.72 billion (US$277.95 million) as of December 31, 2013 and 2014, respectively. The increase is primarily due to additional investments in 2014.

Equity method investments

As of December 31, 2013 and 2014, the Company holds several equity investments through its subsidiaries or VIEs, all of which were accounted for under the equity method since the Company can exercise significant influence but does not own a majority equity interest in or control them. These investments were not significant either individually or in aggregate. The carrying amount of equity method investments was RMB219.58 million and RMB219.84 million (US$35.43 million) as of December 31, 2013 and 2014, respectively.

Long-term held-to-maturity investments were time deposits in commercial banks with original and remaining maturities of greater than one year. The held-to-maturity investments are stated at amortized cost. Long-term available-for-sale equity investment represents investment in the equity securities of a publicly listed company. As the Company does not have significant influence over the investee, the investment was classified as available-for-sale and reported at fair value. Long-term available-for-sale debt investment represents investment in the redeemable preferred shares of a private company. As the preferred shares are redeemable at the option of the Company, the investment was classified as available-for-sale and measured at fair value.

The methodology used in the determination of fair values for held-to-maturity investments and available-for-sale investments were summarized in Note 21.

The total impairment charges on long-term investments were RMB169.18 million, RMB17.52 million and RMB93.42 million (US$15.06 million) for the years ended December 31, 2012, 2013 and 2014, respectively.

The short-term held-to-maturity debt investments as well as the short-term available-for-sale debt investments will mature within one year; whereas the long-term held-to-maturity debt investments as well as the long-term available-for-sale debt investments will mature after one year through five years.

	As of December 31, 2013
	Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Fair value

	RMB	RMB	RMB	RMB	RMB
	(In thousands)
Short-term investments
Held-to-maturity investments
Fixed-rate investments	19,339,250	51,897	(21,080)		19,370,067
Available-for-sale investments
Fixed-rate debt investments	7,603,087			24,871	7,627,958
Adjustable-rate debt investments	514,433			—	514,433
Equity investments	604,878			648,242	1,253,120

	As of December 31, 2014
	Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains(losses)	Fair value	Fair value

	RMB	RMB	RMB	RMB	RMB	US$
	(In thousands)
Short-term investments
Held-to-maturity investments
Fixed-rate investments	38,159,394	104,718	(15,389)		38,248,723	6,164,575
Adjustable-rate investments	60,290	—	(771)		59,519	9,593
Available-for-sale investments
Fixed-rate debt investments	2,854,682			10,414	2,865,096	461,770
Adjustable-rate debt investments	1,568,812			(269)	1,568,543	252,803
Equity investments	630,919			533,795	1,164,714	187,718
Long-term investments:
Held-to-maturity investments
Fixed-rate investments	545,930	—	(14,612)		531,318	85,633
Available-for-sale investments
Debt investment	272,680			—	272,680	43,948
Equity investment	124,000			(8,079)	115,921	18,683